Commitments and Contingencies (Schedule of Commitments to Purchase Goods or Services and for Future Minimum Guaranteed Royalties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Purchase commitments due in 2013	$ 54,754
Purchase commitments due in 2014	4,124
Purchase commitments due in 2015	1,339
Purchase commitments due in 2016	152
Purchase commitments due in 2017	0
Purchase commitments due, thereafter	0
Purchase commitments due, total	60,369
License & royalty commitments due in 2013	9,224
License & royalty commitments due in 2014	3,762
License & royalty commitments due in 2015	1,773
License & royalty commitments due in 2016	1,798
License & royalty commitments due in 2017	1,799
License & royalty commitments due, thereafter	2,905
License & royalty commitments due, total	$ 21,261